Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

8.  Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Computers, equipment and furniture	170,850	107,513
Motor vehicles	5,736	5,721
Leasehold improvements	42,087	42,364
Total	218,673	155,598
Less: accumulated depreciation	(156,024)	(126,547)
Net book value	62,649	29,051

Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were RMB34.1 million, RMB32.5 million and RMB21.1 million, respectively.